Interim Condensed Consolidated Statements of Cash Flows $ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Cash flows from operating activities:
Net Profit / (Loss) before tax	$ (36,895,017)	$ 3,061,539	$ 7,525,533	$ 8,077,221	$ (482,783)
Change in operating assets and liabilities:
Interest income	(1,292)	(38,676)	(44,840)	(22,995)	(441)
Finance costs	401,922	232,971	656,689	246,262	179,651
Amortization	390,000	2,318,444	2,560,667
Depreciation of equipment	35,449	35,451	70,901	5,908	1,000
Depreciation of right of use assets	175,416	203,198	378,613	288,175	205,006
Gain on disposal of intangible assets			(6,145,711)
Gain on investment on event projects	(532)		(806,606)
Loss/(Gain) on early termination of leases				(2,539)	7,480
Impairment of right of use assets		111,136	111,136
Share-based payment for service fee	23,500,011
Contract assets	57,000	(2,783,318)	4,280,713	(4,337,713)
Inventory	(47,983)	(1,493,042)	(305,307)
Trade receivable and other receivables	242,048	(6,215,158)	(6,448,792)	(826,687)
Deposits and prepayments	(14,251,281)	(1,558,142)	(10,987,642)	(151,319)	(139,495)
Amount due from related parties	931,515	(2,133,521)	(931,515)
Amount due from/(to) joint operation parties	(14,770,311)	(1,650,768)	(1,759,280)
Trade payable and other payable	17,305,768	913,351	(578,018)	1,436,359	(10,231)
Contract liabilities		1,102,665	(3,569,274)	3,569,274
Cash Generated from operation	(22,927,287)	(7,893,870)
Income tax paid	(2,062,062)
Net cash used in operating activities	(24,989,349)	(7,893,870)	(15,992,733)	8,281,946	(239,813)
Cash flows from investing activities:
Acquisition of intangible assets	(1,166,100)	(5,371,777)	(9,269,276)
Proceeds from disposal of intangible assets			1,147,119
Proceeds from investment on event projects	2,939,623		1,800,000
Cash paid for investment on event projects	(13,670,932)		(8,488,244)
Interest received	1,292	38,676	44,840	22,995	441
Disposal of motor vehicle				7,945
Purchases of equipment				(141,800)
Net cash used in investing activities	(11,896,117)	(5,333,101)	(14,765,561)	(110,860)	441
Cash flows from financing activities:
Proceeds from a shareholder	4,379,764	7,065,391	9,177,530	18,039,849	793,266
Payments to a shareholder	(4,374,506)	(4,067,903)	(4,387,903)	(21,742,460)	(4,362,363)
Proceeds from issuance of ordinary shares, net of offering expenses	35,788,771
Proceeds from investment partner			30,103,441
Proceeds from bank overdrafts		5,588,324	15,143,460
Repayment of bank overdrafts	(1,860,170)		(7,793,324)
Proceeds from bank borrowings	5,348,400	2,877,679	3,703,821		4,573,000
Repayment of bank borrowings – principal	(8,303,322)	(446,136)	(951,427)	(503,180)	(333,947)
Repayment of bank borrowings and overdrafts – interest	(392,252)	(217,537)	(626,384)	(221,892)	(163,628)
Repayment of leases liabilities – principal	(292,420)	(25,586)	(261,979)	(230,164)	(257,967)
Repayment of leases liabilities – interest	(9,670)	(1,192)	(30,305)	(24,370)	(16,023)
Net cash provided by financing activities	30,284,595	10,773,040	44,076,930	(4,682,217)	232,338
Net change in cash and bank balances	(6,600,871)	(2,453,931)	13,318,636	3,488,869	(7,034)
BEGINNING OF PERIOD	17,135,719	3,817,083	3,817,083	328,214	335,248
END OF PERIOD	10,534,848	1,363,152	17,135,719	3,817,083	328,214
Cash paid for income taxes	(2,062,062)
Cash paid for interest	(401,922)	(232,971)	(656,689)	(247,430)	(179,651)
Dividend offset amount due from a shareholder				$ 5,500,000
Intangible assets offset amount due from joint operation parties	$ 3,883,301